iShares
®
LifePath
®
Target Date 2030 ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  32 .7%
iShares Core U.S. REIT ETF ................. 7,875 $ 440,528
iShares Russell 1000 ETF ................... 21,772 6,633,275
iShares Russell 2000 ETF
(b)
.................. 678 132,115
7,205,918
a
Domestic Fixed Income  —  47 .1%
iShares 0-5 Year TIPS Bond ETF .............. 17,571 1,818,598
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 11,983 590,043
iShares 10-20 Year Treasury Bond ETF .......... 8,756 898,716
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 17,953 942,353
iShares 5-10 Year Investment Grade Corporate Bond
ETF
(b)
............................... 12,532 657,805
iShares MBS ETF ........................ 24,582 2,305,546
iShares U.S. Treasury Bond ETF .............. 136,038 3,139,757
10,352,818
a
International Equity  —  20 .1%
iShares Core MSCI Emerging Markets ETF ....... 21,532 1,166,388
iShares Core MSCI International Developed Markets
ETF ................................ 40,222 2,880,700
Security Shares Value
a
International Equity — 20.1% (continued)
iShares Global Infrastructure ETF .............. 6,622 $ 373,414
4,420,502
a
Total Long-Term Investments — 99.9%
(Cost: $ 21,224,321 ) ................................. 21,979,238
a
Short-Term Securities
Money Market Funds  —  7 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(a) (c) (d)
...................... 1,560,404 1,561,028
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 52,852 52,852
a
Total Short-Term Securities — 7.4%
(Cost: $ 1,613,877 ) .................................. 1,613,880
Total Investments — 107.3%
(Cost: $ 22,838,198 ) ................................. 23,593,118
Liabilities in Excess of Other Assets — ( 7 .3 ) % ............... (1,595,271)
Net Assets — 100.0% ................................. $ 21,997,847
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 542,387 $ 1,019,020
(a)
$ — $ (342) $ (37) $ 1,561,028 1,560,404 $ 4,945
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 26,073 26,779
(a)
— — — 52,852 52,852 1,141 —
iShares 0-5 Year TIPS
Bond ETF ....... 767,339 1,248,719 (246,794) 5,227 44,107 1,818,598 17,571 23,813 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 429,376 503,032 (316,004) (6,248) (20,113) 590,043 11,983 21,268 —
iShares 10-20 Year
Treasury Bond ETF 842,938 1,353,192 (1,264,399) (20,816) (12,199) 898,716 8,756 38,470 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF 495,255 786,830 (351,358) 4,053 7,573 942,353 17,953 24,060 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF 339,460 557,984 (242,417) 2,189 589 657,805 12,532 17,895 —
iShares Core MSCI
Emerging Markets
ETF ........... 472,245 819,049 (132,412) 3,216 4,290 1,166,388 21,532 15,788 —
iShares Core MSCI
International
Developed Markets
ETF ........... 1,231,331 1,907,433 (416,880) 20,097 138,719 2,880,700 40,222 27,030 —

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
LifePath
®
Target Date 2030 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core U.S. REIT
ETF ........... $ 230,607 $ 299,434 $ (77,975) $ 3,063 $ (14,601) $ 440,528 7,875 $ 7,170 $ —
iShares Global
Infrastructure ETF . 163,529 222,396 (42,739) 3,909 26,319 373,414 6,622 3,955 —
iShares MBS ETF ... 1,047,771 1,411,023 (160,423) 7,230 (55) 2,305,546 24,582 45,430 —
iShares Russell 1000
ETF ........... 3,228,519 4,719,113 (1,225,001) 32,429 (121,785) 6,633,275 21,772 45,683 —
iShares Russell 2000
ETF ........... 107,900 107,367 (63,354) (2,379) (17,419) 132,115 678 1,138 —
iShares U.S. Treasury
Bond ETF ....... 597,455 2,708,086 (177,191) 3,807 7,600 3,139,757 136,038 20,786 —
$ 55,435 $ 42,988
$ 23,593,118
$ 298,572 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 21,979,238 $ — $ — $ 21,979,238
Short-Term Securities
Money Market Funds ...................................... 1,613,880 — — 1,613,880
$ 23,593,118 $ — $ — $ 23,593,118
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security